Derivatives (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense									$ 704,000	$ 836,000
Interest income	4,499,000	4,644,000	4,505,000	4,277,000	4,439,000	4,282,000	4,417,000	4,440,000
Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount									45,000,000
Interest Rate Swaps Designated as Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	30,300,000									30,300,000
Security Collateral Held in Safekeeping by Bank of New York [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateralized the liability with cash and security	220,000									220,000
Cash and securities fair value	2,000,000								2,600,000	2,000,000
Federal Home Loan Banks Advance Two [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									Three month LIBOR	Three month LIBOR
Derivative, Basis Spread on Variable Rate	0.25%								0.25%	0.25%
Notional amount	10,000,000								10,000,000	10,000,000
Federal Home Loan Banks Advance Three [Member] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									One month LIBOR
Derivative, Basis Spread on Variable Rate									0.00%
Notional amount	0								10,000,000	0
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									One month LIBOR
Derivative, Basis Spread on Variable Rate									0.00%
Notional amount	0								10,000,000	0
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									One month LIBOR
Derivative, Basis Spread on Variable Rate									0.00%
Notional amount	0								10,000,000	0
Subordinated Debentures Subject to Mandatory Redemption [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									Three month LIBOR	Three month LIBOR
Derivative, Basis Spread on Variable Rate	3.10%								3.10%	3.10%
Notional amount	5,000,000								0	5,000,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	5,000,000								0	5,000,000
Certificate Of Deposit Account Registry Service [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									One month LIBOR	One month LIBOR
Derivative, Basis Spread on Variable Rate	0.55%								0.55%	0.55%
Notional amount	10,250,000								0	10,250,000
Certificate Of Deposit Account Registry Service [Member] | Interest Rate Swaps Designated as Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	10,250,000								0	10,250,000
Federal Home Loan Banks Advance One [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Description of Terms									Three month LIBOR	Three month LIBOR
Derivative, Basis Spread on Variable Rate	0.22%								0.22%	0.22%
Notional amount	$ 5,000,000								$ 5,000,000	$ 5,000,000